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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act File Number

                                    811-01539
                                    811-02571
                                    811-03409

        Travelers Growth and Income Stock Account For Variable Annuities

              Travelers Quality Bond Account For Variable Annuities

              Travelers Money Market Account For Variable Annuities

                        One Cityplace, Hartford, CT 06103

                                Kathleen A. McGah
                                  One Cityplace
                               Hartford, CT 06103

                                 (860) 308-6202

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2004

ITEM 1. REPORT(S) TO STOCKHOLDERS.

      The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORTS

JUNE 30, 2004

                        THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES

                        THE TRAVELERS QUALITY BOND ACCOUNT
                        FOR VARIABLE ANNUITIES

                        THE TRAVELERS MONEY MARKET ACCOUNT
                        FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT  06103

[LOGO OF TAMIC]                 Travelers   Asset    Management    International
                                Company,  LLC  ("TAMIC")  provides  fixed income
                                management   and   advisory   services  for  the
                                following  Travelers  Life  &  Annuity  Variable
                                Products    Separate    Accounts    ("Accounts")
                                contained in this report: The Travelers Growth and Income Stock Account for Variable Annuities,
                                The Travelers  Quality Bond Account for Variable
                                Annuities and The Travelers Money Market Account for Variable Annuities.


[LOGO OF TIMCO]                 The  Travelers  Investment   Management  Company
A member of citigroup [LOGO]    ("TIMCO")   provides   equity   management   and
                                subadvisory services for The Travelers Growth and Income Stock Account for Variable Annuities.

                                TABLE OF CONTENTS

                                                                            PAGE
--------------------------------------------------------------------------------

CHAIRMAN'S LETTER.............................................................1

THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
FOR VARIABLE ANNUITIES........................................................3

THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES....................14

THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES....................25

BOARD OF MANAGERS AND OFFICERS...............................................32

                       This page intentionally left blank

THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES

LETTER FROM THE CHAIRMAN

DEAR SHAREHOLDER,

Both the stock and bond markets switched gears during the first half of this year, due largely to shifting tides of investor sentiment.

After a torrid second half of 2003, the equity markets took a breather this year. Markets typically abhor uncertainty, so as the year progressed, investors grew increasingly lethargic amid questions over Iraq, global terrorism, a rise in oil prices, interest rates, inflation, and the presidential election. The good news - solid corporate earnings, the improving economy, renewed job growth, and the still low level of interest rates - largely was ignored. As a result, stock market returns for the first six months of 2004 generally were modest, as opposed to the strong, double-digit gains late last year.

As was the case in 2003, small and mid-capitalization stocks generally outperformed their larger brethren in the first half of this year. Value- and growth-oriented stocks frequently traded short-term performance leadership during the past six months, but value stocks slightly outperformed growth stocks over the full six-month period. The performance of foreign stock markets in the first half largely was in-line with that of the broad U.S. market.

Although the bond market got off to a formidable start, its performance also was hampered by heightened worries about resurgent inflation, rising rates, and anticipation that the Federal Reserve Bank ("The Fed") would begin to raise key short-term rates after a long accommodative stance on monetary policy. Higher interest rates can act as a brake on robust economic growth to help maintain a balance between steady growth and the inflation that generally accompanies that growth. Given that the economy appeared to be humming along at a healthy pace, as was widely expected, the central bank edged up its federal funds target rate(i) from a four-decade low to 1.25% at the end of June.

Over the six-month period, following a significant pullback this past spring, bond prices finished on a flat note. However, mortgage-backed securities, U.S. Agencies, and corporate issues in general held up better than those of U.S. Treasury bonds(ii) on a total return basis. Signs during the period of economic recovery, which is favorable for corporate earnings and the credit environment, helped the high-yield market outperform Treasuries.(iii) Yields on most money market instruments, particularly those with longer maturities, rose during the second half of the period.

Although investor sentiment was shaky this past spring, by the end of the period the U.S. Consumer Confidence Index(iv) rose to levels not seen since June of 2002. The domestic unemployment rate held steady, job growth slowed following a strong increase in March through the early spring, and inflation picked up during the period.

Effective June 28, 2004, a team of individuals employed by Travelers Investment Management Company (TIMCO) assumed the functions formerly administered by Sandip Bhagat as Portfolio Manager of The Travelers Growth and Income Stock Account for Variable Annuities.

Effective January 1, 2004, Gene Collins and Kurt Lin replaced F. Denney Voss as Portfolio Managers of The Travelers Quality Bond Account for Variable Annuities. Mr. Collins is a Senior Vice President of Travelers Asset Management International Company, LLC. Mr. Lin is a Vice President of Travelers Asset Management International Company, LLC.

INFORMATION ON YOUR TRAVELERS LIFE & ANNUITY VARIABLE PRODUCTS SEPARATE ACCOUNTS

In recent months several issues in the mutual fund and variable insurance industries have come under the scrutiny of federal and state regulators. Travelers Life & Annuity and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, revenue sharing, and other mutual fund and variable product issues in connection with various investigations. The Accounts have been informed that Travelers Life & Annuity and its affiliates are responding to those information requests and cooperating with the regulators but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

JULY 16, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Please note that an investor cannot invest directly in an index.

--------

(i) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

(ii) Government bonds are guaranteed by the full faith and credit of the United States government as to timely payment of principal and interest. Government bonds do fluctuate in price.

(iii) Based upon Citigroup total rate of return indices that reflect the performance for each respective category of fixed-income securities over the six months ending June 30, 2004.

(iv) Source: June 2004 Consumer Confidence Index, The Conference Board.

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                  JUNE 30, 2004

ASSETS:
  Investment securities, at fair value (cost $472,753,824) .....    $515,800,591
  Cash .........................................................           5,290
  Receivables:
    Dividends ..................................................         498,084
    Investment securities sold .................................           7,373
    Purchase payments and transfers from other funding options .          91,682
    Variation on futures margin ................................          57,500
  Other assets .................................................          25,493
                                                                    ------------

      Total Assets .............................................     516,486,013
                                                                    ------------

LIABILITIES:
  Payables:
    Investment securities purchased ............................       1,002,444
    Contract surrenders and transfers to other funding options .          82,252
    Investment management and advisory fees ....................          45,326
    Insurance charges ..........................................          82,567
  Accrued liabilities ..........................................             562
                                                                    ------------

      Total Liabilities ........................................       1,213,151
                                                                    ------------

NET ASSETS:                                                         $515,272,862
                                                                    ============

                        See Notes to Financial Statements

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2004

INVESTMENT INCOME:
  Dividends .........................................................    $  3,793,916
  Interest ..........................................................          65,645
                                                                         ------------
    Total income ....................................................                    $   3,859,561

EXPENSES:
  Investment management and advisory fees ...........................       1,665,829
  Insurance charges .................................................       3,040,560
                                                                         ------------

    Total expenses ..................................................                        4,706,389
                                                                                         -------------

      Net investment income (loss) ..................................                         (846,828)
                                                                                         -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ........................     172,424,444
    Cost of investment securities sold ..............................     157,571,431
                                                                         ------------

      Net realized gain (loss) ......................................                       14,853,013

Change in unrealized gain (loss) on investment securities:
  Unrealized gain (loss) at June 30, 2004 ...........................      43,046,767
  Unrealized gain (loss) at December 31, 2003 .......................      39,489,069
                                                                         ------------

    Net change in unrealized gain (loss) for the period .............                        3,557,698
                                                                                         -------------

      Net realized gain (loss) and change in unrealized gain (loss) .                       18,410,711
                                                                                         -------------

Net increase (decrease) in net assets resulting from operations .....                    $  17,563,883
                                                                                         =============

                        See Notes to Financial Statements

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 SIX MONTHS
                                                                                    ENDED           YEAR ENDED
                                                                                   JUNE 30,        DECEMBER 31,
                                                                                     2004              2003
                                                                                     ----              ----
                                                                                 (UNAUDITED)
OPERATIONS:
  Net investment income (loss) .............................................    $    (846,828)    $    (633,004)
  Net realized gain (loss) from investment security transactions ...........       14,853,013       (11,393,690)
  Net change in unrealized gain (loss) on investment securities ............        3,557,698       123,366,058
                                                                                -------------     -------------

    Net increase (decrease) in net assets resulting from operations ........       17,563,883       111,339,364
                                                                                -------------     -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 483,716 and 1,271,619 units, respectively) ..............        8,399,276        18,530,423
  Participant transfers from other funding options
    (applicable to 301,168 and 754,088 units, respectively) ................        5,264,112        11,209,365
  Administrative charges
    (applicable to 12,100 and 29,037 units, respectively) ..................         (212,033)         (458,191)
  Contract surrenders
    (applicable to 1,350,058 and 3,418,518 units, respectively) ............      (23,604,658)      (50,866,631)
  Participant transfers to other funding options
    (applicable to 505,662 and 1,576,742 units, respectively) ..............       (8,808,368)      (22,824,923)
  Other payments to participants
    (applicable to 74,276 and 197,838 units, respectively) .................       (1,346,870)       (2,992,921)
                                                                                -------------     -------------

      Net increase (decrease) in net assets resulting from unit transactions      (20,308,541)      (47,402,878)
                                                                                -------------     -------------

      Net increase (decrease) in net assets ................................       (2,744,658)       63,936,486

NET ASSETS:
  Beginning of period ......................................................      518,017,520       454,081,034
                                                                                -------------     -------------

  End of period ............................................................    $ 515,272,862     $ 518,017,520
                                                                                =============     =============

                        See Notes to Financial Statements

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.    SIGNIFICANT ACCOUNTING POLICIES

      The Travelers Growth and Income Stock Account for Variable Annuities ("Account GIS") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account GIS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

      The following is a summary of significant accounting policies consistently followed by Account GIS in the preparation of its financial statements.

      SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

      Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

      SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

      FUTURES CONTRACTS. Account GIS may use stock index futures contracts as a substitute for the purchase or sale of individual securities. When Account GIS enters into a futures contract, it agrees to buy or sell a specified index of stocks at a future time for a fixed price, unless the contract is closed prior to expiration. Account GIS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

      It is Account GIS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

      Futures contracts purchased by Account GIS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account GIS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes associated with the futures contract.

      OPTIONS. Account GIS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account GIS may sell the options before expiration. Options held by Account GIS are listed on either national securities exchanges or on over-the-counter markets and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account GIS at June 30, 2004.

      REPURCHASE AGREEMENTS. When Account GIS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account GIS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account GIS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account GIS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account GIS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account GIS at June 30, 2004.

      FEDERAL INCOME TAXES. The operations of Account GIS form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account GIS. Account GIS is not taxed as a "regulated investment company" under Subchapter M of the Code.

      OTHER. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    INVESTMENTS

      The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $146,321,873 and $169,201,748 respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $1,890,587 and $2,248,970, respectively, for the six months ended June 30, 2004. Realized gains and losses from investment security transactions are reported on an identified cost basis.

      At June 30, 2004, Account GIS held 50 open S&P 500 Stock Index futures contracts expiring in September, 2004. The underlying face value, or notional value, of these contracts at June 30, 2004 amounted to $14,255,000. In connection with these contracts, short-term investments with a par value of $1,400,000 had been pledged as margin deposits.

      Net realized gains resulting from futures contracts were $314,023 and $3,542,973 for the six months ended June 30, 2004 and the year ended December 31, 2003, respectively. These gains (losses) are included in the net realized gain (loss) from investment security transactions on both the Statement of Operations and the Statement of Changes in Net Assets. The cash settlement for June 30, 2004 is shown on the Statement of Assets and Liabilities as a receivable for variation on futures margin.

3.    CONTRACT CHARGES

      Investment management and advisory fees are calculated daily at annual rates which start at 0.65% and decrease, as net assets increase, to 0.40% of Account GIS's average net assets. These fees are paid to Travelers Asset Management International Company, LLC ("TAMIC"), an indirect wholly owned subsidiary of Citigroup Inc. Pursuant to a subadvisory agreement between TAMIC and The Travelers Investment Management Company ("TIMCO"), an indirect wholly owned subsidiary of Citigroup Inc., TAMIC pays TIMCO a subadvisory fee calculated daily at annual rates which start at 0.45% and decrease, as net assets increase, to 0.20% of Account GIS's average net assets.

      Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.0017% for contracts issued prior to May 16, 1983 and 1.25% on an annual basis for contracts issued on or after May 16, 1983.

      For certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

      On contracts issued prior to May 16, 1983, The Company retained from Account GIS sales charges of $5,086 and $12,494 for the six months ended June 30, 2004 and the year ended December 31, 2003, respectively. The Company generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent deferred sales charges of $133,831 and $406,883 for the six months ended June 30, 2004 and the year ended December 31, 2003, respectively.

4.    NET ASSETS HELD ON BEHALF OF AN AFFILIATE

      Approximately $12,687,000 and $12,382,000 of the net assets of Account GIS were held on behalf of an affiliate of The Company as of June 30, 2004 and December 31, 2003, respectively. Transactions with this affiliate during the six months ended June 30, 2004 and the year ended December 31, 2003, were comprised of participant purchase payments of approximately $1,000 and $32,000 and contract surrenders of approximately $153,000 and $534,000, respectively.

5.    NET CONTRACT OWNERS' EQUITY

                                                                                              JUNE 30, 2004
                                                                            ------------------------------------------------
                                                                                                  UNIT              NET
                                                                                   UNITS          VALUE            ASSETS
                                                                                   -----          -----            ------
Accumulation phase of contracts issued prior to May 16, 1983 ...............     7,686,406       $18.561       $ 142,676,854
Annuity phase of contracts issued prior to May 16, 1983 ....................       166,125        18.561           3,083,656
Accumulation phase of contracts issued on or after May 16, 1983 ............    20,920,150        17.610         368,428,317
Annuity phase of contracts issued on or after May 16, 1983 .................        61,554        17.610           1,084,035
                                                                                                               -------------

Net Contract Owners' Equity ............................................................................       $ 515,272,862
                                                                                                               =============

6.    SUPPLEMENTARY INFORMATION

      (Selected data for a unit outstanding throughout each period.)

Contracts issued prior to May 16, 1983                           SIX
                                                               MONTHS
                                                                ENDED               FOR THE YEARS ENDED DECEMBER 31,
                                                               JUNE 30,       (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                               --------    -------------------------------------------------------
                                                                 2004        2003       2002        2001        2000         1999
                                                                 ----        ----       ----        ----        ----         ----
SELECTED PER UNIT DATA:
  Total investment income ...................................  $  .136     $  .264    $  .240     $  .266     $  .242      $  .267
  Operating expenses ........................................     .150        .256       .261        .311        .376         .347
                                                               -------     -------    -------     -------     -------      -------

  Net investment income (loss) ..............................    (.014)       .008      (.021)      (.045)      (.134)       (.080)

  Unit value at beginning of period .........................   17.926      14.172     18.064      21.418      24.427       20.017
  Net realized and change in unrealized gains (losses) ......     .649       3.746     (3.871)     (3.309)     (2.875)       4.490
                                                               -------     -------    -------     -------     -------      -------

  Unit value at end of period ...............................  $18.561     $17.926    $14.172     $18.064     $21.418      $24.427
                                                               =======     =======    =======     =======     =======      =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
  Net increase (decrease) in unit value .....................  $   .64     $  3.75    $ (3.89)    $ (3.35)    $ (3.01)     $  4.41
  Ratio of operating expenses to average net assets .........     1.65%*      1.65%      1.64%       1.63%       1.60%        1.60%
  Ratio of net investment income (loss) to average net assets    (0.15)%*     0.06%     (0.12)%     (0.24)%     (0.57)%      (0.37)%
  Number of units outstanding at end of period (thousands) ..    7,852       8,139      9,088      10,329      11,413       12,646
  Portfolio turnover rate ...................................       29%         68%        54%         32%         52%          47%

Contracts issued on or after May 16, 1983                        SIX
                                                               MONTHS
                                                                ENDED               FOR THE YEARS ENDED DECEMBER 31,
                                                               JUNE 30,       (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                               --------    -------------------------------------------------------
                                                                 2004        2003       2002        2001        2000         1999
                                                                 ----        ----       ----        ----        ----         ----
SELECTED PER UNIT DATA:
  Total investment income ...................................  $  .129     $  .251    $  .229     $  .254     $  .232      $  .256
  Operating expenses ........................................     .164        .281       .287        .343        .416         .385
                                                               -------     -------    -------     -------     -------      -------

  Net investment income (loss) ..............................    (.035)      (.030)     (.058)      (.089)      (.184)       (.129)

  Unit value at beginning of period .........................   17.028      13.496     17.245      20.498      23.436       19.253
  Net realized and change in unrealized gains (losses) ......     .617       3.562     (3.691)     (3.164)     (2.754)       4.312
                                                               -------     -------    -------     -------     -------      -------

  Unit value at end of period ...............................  $17.610     $17.028    $13.496     $17.245     $20.498      $23.436
                                                               =======     =======    =======     =======     =======      =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
  Net increase (decrease) in unit value .....................  $   .58     $  3.53    $ (3.75)    $ (3.25)    $ (2.94)     $  4.18
  Ratio of operating expenses to average net assets .........     1.90%*      1.90%      1.89%       1.88%       1.85%        1.85%
  Ratio of net investment income to average net assets ......    (0.40)%*    (0.19)%    (0.37)%     (0.49)%     (0.82)%      (0.62)%
  Number of units outstanding at end of period (thousands) ..   20,982      21,853     24,100      27,559      29,879       32,648
  Portfolio turnover rate ...................................       29%         68%        54%         32%         52%          47%

*     Annualized

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2004

                                                     NO. OF            FAIR
                                                     SHARES            VALUE
                                                   ----------      -------------
COMMON STOCK (96.6%)

AEROSPACE (0.8%)
  Boeing Co.                                          28,246       $   1,443,088
  General Dynamics                                    25,345           2,516,759
                                                                   -------------
                                                                       3,959,847
                                                                   -------------
AUTOMOTIVE (1.7%)
  Ford Motor Co.                                     154,802           2,422,651
  General Motors Corp.                                63,120           2,940,761
  Harley-Davidson                                     58,569           3,627,764
                                                                   -------------
                                                                       8,991,176
                                                                   -------------
BANKING (7.8%)
  Bank of America Corp.                              125,948          10,657,720
  BANK ONE Corp.                                      60,409           3,080,859
  Capital One Financial Corp.                         41,225           2,818,965
  First Horizon National                                 194               8,821
  J.P. Morgan Chase & Co.                            136,220           5,281,249
  KeyCorp                                             20,766             620,696
  Marshall & Ilsley Corp.                             17,756             694,082
  MBNA Corp.                                         107,735           2,778,486
  National City Corp.                                 64,375           2,253,769
  U.S. Bancorp                                        49,664           1,368,740
  Wachovia Corp.                                     102,940           4,580,830
  Washington Mutual, Inc.                             12,899             498,417
  Wells Fargo & Co.                                   95,736           5,478,971
                                                                   -------------
                                                                      40,121,605
                                                                   -------------
BEVERAGE (2.7%)
  Anheuser Busch Cos.                                 10,621             573,534
  Brown-Forman Corp.                                  12,247             591,163
  Coca-Cola Co.                                      115,700           5,840,536
  Coca-Cola Enterprises Inc.                          63,679           1,846,054
  PepsiCo. Inc.                                       95,024           5,119,893
                                                                   -------------
                                                                      13,971,180
                                                                   -------------
BROKERAGE (2.8%)
  Bear Stearns Cos.                                   35,041           2,954,307
  Goldman Sachs Group, Inc.                           39,880           3,755,101
  Lehman Brothers Holding, Inc.                       29,158           2,194,140
  Merrill Lynch & Co.                                 37,104           2,002,874
  Morgan Stanley                                      64,849           3,422,082
                                                                   -------------
                                                                      14,328,504
                                                                   -------------
BUILDING MATERIALS (0.2%)
  Masco Corp.                                         34,802           1,085,126
                                                                   -------------

CAPITAL GOODS (1.8%)
  Danaher Corp.                                       66,278           3,436,514
  Deere & Co.                                         48,589           3,408,032
  Dover Corp.                                         37,305           1,570,541
  Eaton Corp.                                          9,593             621,051
  Nucor Corp.                                          6,275             481,669
                                                                   -------------
                                                                       9,517,807
                                                                   -------------
CHEMICALS (1.2%)
  Dow Chemical Co.                                    54,755           2,228,529
  E.I. duPont de Nemours & Co.                        20,432             907,589
  Ecolab Inc.                                         35,126           1,113,494
  Monsanto Co.                                        53,651           2,065,564
                                                                   -------------
                                                                       6,315,176
                                                                   -------------
CONGLOMERATES (3.9%)
  General Electric Co.                               429,132          13,903,877
  Honeywell International, Inc.                       72,047           2,639,082
  3M Co.                                               6,575             591,816
  Tyco International Ltd.                             98,765           3,273,072
                                                                   -------------
                                                                      20,407,847
                                                                   -------------
CONSTRUCTION MACHINERY (0.6%)
  Ingersoll-Rand Co.                                  45,245           3,090,686
                                                                   -------------

CONSUMER (2.5%)
  Avery Dennison Corp.                                12,646             809,470
  Ball Corp.                                          10,663             768,269
  Black & Decker Corp.                                13,763             855,095
  Colgate-Palmolive Co.                               15,893             928,946
  Kimberly Clark Corp.                                23,800           1,567,944
  Procter & Gamble Co.                               123,140           6,703,742
  Sealed Air (A)                                      26,426           1,407,713
                                                                   -------------
                                                                      13,041,179
                                                                   -------------
DEFENSE (0.7%)
  Lockheed Martin Corp.                               29,363           1,529,225
  Northrop Grumman Corp.                              38,210           2,051,877
                                                                   -------------
                                                                       3,581,102
                                                                   -------------
ENTERTAINMENT (3.6%)
  Carnival Corp.                                      87,776           4,125,472
  Electronic Arts (A)                                 41,081           2,238,298
  Fox Entertainment Group (A)                         55,501           1,481,877
  Harrah's Entertainment                              51,429           2,782,309
  Viacom, Inc.                                       115,215           4,115,480
  Walt Disney Co.                                    162,229           4,135,217
                                                                   -------------
                                                                      18,878,653
                                                                   -------------
FINANCE (1.8%)
  American Express Co.                                85,707           4,403,626
  Countrywide Financials                              40,122           2,818,571
  Principal Financial Group                           29,244           1,017,106
  Providian Financial (A)                             60,475             887,168
                                                                   -------------
                                                                       9,126,471
                                                                   -------------

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                  JUNE 30, 2004

                                                     NO. OF            FAIR
                                                     SHARES            VALUE
                                                   ----------      -------------
FOOD (1.9%)
  Archer-Daniels-Midland Co.                         114,841       $   1,927,032
  Hormel Foods                                        16,653             517,908
  Kellogg Co.                                          9,815             410,758
  McDonald's Corp.                                    97,575           2,536,950
  Sara Lee Corp.                                      99,935           2,297,506
  Yum Brands                                          57,956           2,157,122
                                                                   -------------
                                                                       9,847,276
                                                                   -------------
HEALTHCARE (3.4%)
  Abbott Laboratories                                 33,049           1,347,077
  Aetna Inc.                                          36,590           3,110,150
  Anthem Inc. (A)                                     24,791           2,220,282
  Becton, Dickinson                                   53,234           2,757,521
  Cardinal Health                                      8,009             561,030
  Caremark Rx (A)                                     29,914             985,367
  Genentech Inc. (A)                                  19,494           1,095,563
  Hospira Inc. (A)                                     4,155             114,678
  Medco Health Solutions (A)                          13,336             500,100
  UnitedHealth Group, Inc.                            67,642           4,210,714
  Wellpoint Health Networks (A)                        6,833             765,364
                                                                   -------------
                                                                      17,667,846
                                                                   -------------
HOME CONSTRUCTION (0.8%)
  K.B. HOME                                           28,876           1,981,760
  Pulte Homes                                         39,471           2,053,676
                                                                   -------------
                                                                       4,035,436
                                                                   -------------
INDEPENDENT ENERGY (0.4%)
  Burlington Resources                                41,380           1,497,128
  Devon Energy                                         7,732             510,312
                                                                   -------------
                                                                       2,007,440
                                                                   -------------
INSURANCE (6.6%)
  Ace Limited                                         13,961             590,271
  AFLAC Inc.                                          25,283           1,031,799
  Allstate Corp.                                      75,326           3,506,425
  Ambac Financial Group                               27,267           2,002,488
  American International Group                       123,922           8,833,160
  Aon Corp.                                           24,699             703,181
  Chubb Corp.                                         44,325           3,022,079
  CIGNA                                               18,183           1,251,172
  Hartford Financial Services Group                   10,080             692,899
  Jefferson-Pilot Corp.                               20,482           1,040,486
  Lincoln National Corp.                               9,198             434,606
  Metlife Inc.                                        71,335           2,557,360
  Marsh & McLennan Co.                                45,781           2,077,542
  MGIC Investment Corp.                               17,509           1,328,233
  Progressive Corp.                                   15,227           1,298,863
  Prudential Financial                                79,956           3,715,555
                                                                   -------------
                                                                      34,086,119
                                                                   -------------

INTEGRATED ENERGY (4.7%)
  Anadarko Petroleum                                  14,254             835,284
  ChevronTexaco Corp.                                 50,699           4,771,283
  ConocoPhillips                                      33,050           2,521,385
  Exxon Mobil Corp.                                  312,960          13,898,554
  Marathon Oil                                        30,723           1,162,558
  Occidental Petroleum                                18,573             899,119
                                                                   -------------
                                                                      24,088,183
                                                                   -------------
LODGING (0.5%)
  Marriott International                              45,826           2,285,801
  Starwood Hotels & Resorts                            8,357             374,811
                                                                   -------------
                                                                       2,660,612
                                                                   -------------
MEDIA (0.8%)
  Comcast Corp. (Class A) (A)                         41,393           1,162,315
  Gannett Co.                                         22,262           1,888,931
  Time Warner, Inc. (A)                               70,160           1,233,413
                                                                   -------------
                                                                       4,284,659
                                                                   -------------
METALS (1.2%)
  Alcoa, Inc.                                        103,917           3,432,379
  Pactiv Corp. (A)                                   109,985           2,743,026
                                                                   -------------
                                                                       6,175,405
                                                                   -------------
NATURAL GAS DISTRIBUTORS (0.8%)
  KeySpan Corp.                                       49,109           1,802,300
  Kinder Morgan                                       30,116           1,785,578
  National Fuel Gas                                   12,243             306,075
                                                                   -------------
                                                                       3,893,953
                                                                   -------------
OIL FIELD (0.8%)
  Baker Hughes, Inc.                                  23,166             872,200
  Halliburton Co.                                     19,559             591,855
  Schlumberger Ltd.                                   32,183           2,043,942
  Transocean, Inc. (A)                                21,164             612,486
                                                                   -------------
                                                                       4,120,483
                                                                   -------------
PAPER (0.5%)
  Georgia-Pacific Corp.                               17,510             647,520
  International Paper                                 23,579           1,053,981
  Weyerhaeuser Co.                                     9,869             622,931
                                                                   -------------
                                                                       2,324,432
                                                                   -------------
PHARMACEUTICALS (7.2%)
  AmerisourceBergen Corp.                             16,595             992,049
  Amgen, Inc. (A)                                     61,453           3,353,797
  Eli Lilly & Co.                                     42,149           2,946,637
  Forest Labs (A)                                     33,159           1,877,794
  Johnson & Johnson                                  169,169           9,422,713
  Merck & Co., Inc.                                   72,062           3,422,945
  Pfizer, Inc.                                       395,159          13,546,051
  Wyeth                                               43,843           1,585,363
                                                                   -------------
                                                                      37,147,349
                                                                   -------------

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                  JUNE 30, 2004

                                                     NO. OF            FAIR
                                                     SHARES            VALUE
                                                   ----------      -------------
RAILROADS (0.1%)
  Norfolk Southern                                    16,776       $     444,900
                                                                   -------------

REFINING (0.4%)
  Newmont Mining Corp.                                19,375             750,975
  Sunoco Inc.                                          7,678             488,474
  Valero Energy                                        9,090             670,478
                                                                   -------------
                                                                       1,909,927
                                                                   -------------
RETAILERS (6.4%)
  AutoZone, Inc. (A)                                   5,694             456,089
  Best Buy                                            30,613           1,553,304
  Big Lots (A)                                        90,749           1,312,231
  Costco Wholesale                                    21,611             889,509
  CVS Corp.                                           22,419             942,046
  Federated Department Stores, Inc.                   12,390             608,349
  Gap Inc.                                            33,260             806,555
  Home Depot, Inc.                                   173,235           6,097,872
  Jones Apparel Group                                  6,979             275,531
  Limited Brands                                      46,384             867,381
  Lowe's Cos.                                         18,931             994,824
  Staples Inc.                                        78,821           2,310,638
  Target Corp.                                        94,515           4,014,052
  Toys R Us (A)                                       70,831           1,131,879
  Walgreen Co.                                        54,947           1,989,631
  Wal-Mart Stores                                    162,011           8,547,700
                                                                   -------------
                                                                      32,797,591
                                                                   -------------
SERVICES (3.5%)
  Biogen, Inc. (A)                                    31,020           1,963,101
  Boston Scientific Corp. (A)                         98,906           4,233,177
  Cendant Corp.                                       51,593           1,262,997
  eBay Inc. (A)                                       37,878           3,484,776
  KLA-Tencor Corp. (A)                                29,731           1,468,563
  Medtronic, Inc.                                     42,604           2,075,667
  Yahoo Inc. (A)                                      96,850           3,522,919
                                                                   -------------
                                                                      18,011,200
                                                                   -------------
TECHNOLOGY (15.2%)
  Advanced Micro Devices (A)                          83,937           1,334,598
  Analog Devices, Inc.                                51,952           2,445,900
  Autodesk                                            33,293           1,424,940
  BMC Software Inc. (A)                               47,206             873,311
  Cisco Systems, Inc. (A)                            365,617           8,666,951
  Comverse Technology (A)                             81,806           1,623,849
  Cooper Industries Ltd.                              26,887           1,597,357
  Corning Inc (A)                                     66,599             869,783
  Dell Inc. (A)                                       90,478           3,251,327
  EMC Corp. (A)                                       36,361             414,515
  Fiserv Inc. (A)                                     12,204             474,431
  Gateway Inc. (A)                                   115,654             520,443
  Hewlett Packard Co.                                105,783           2,232,021
  Intel Corp.                                        268,562           7,413,654
  International Business Machines Corp.               76,824           6,772,036
  ITT Industries                                      16,129           1,338,707
  Jabil Circuit (A)                                   45,645           1,149,341
  Micron Technology (A)                               99,869           1,528,994
  Microsoft                                          543,574          15,527,191
  Motorola, Inc.                                     176,580           3,222,585
  NCR Corp. (A)                                       25,799           1,279,372
  Nvidia Corp. (A)                                    58,421           1,197,338
  Oracle Corp. (A)                                   232,747           2,789,473
  Pentair, Inc.                                       51,718           1,739,794
  QUALCOMM, Inc.                                      34,642           2,530,771
  Scientific-Atlanta, Inc.                            49,543           1,709,234
  Texas Instruments, Inc.                             93,808           2,268,277
  Thomas & Betts Corp.                                43,164           1,175,356
  VERITAS Software Corp. (A)                          53,916           1,496,169
                                                                   -------------
                                                                      78,867,718
                                                                   -------------
TELECOMMUNICATIONS (2.9%)
  AT&T Wireless Services (A)                          25,309             362,425
  BellSouth Corp.                                    124,064           3,252,958
  CenturyTel Inc.                                     12,604             378,624
  NEXTEL Communications (A)                          115,869           3,089,647
  SBC Communications, Inc.                            90,827           2,202,555
  Sprint Corp. - PCS Group                           111,288           1,958,669
  Verizon Communications                              97,255           3,519,658
                                                                   -------------
                                                                      14,764,536
                                                                   -------------
TEXTILE (0.7%)
  NIKE, Inc.                                          47,371           3,588,353
                                                                   -------------

TOBACCO (1.3%)
  Altria Group                                        95,539           4,781,727
  Fortune Brands                                      26,616           2,007,645
                                                                   -------------
                                                                       6,789,372
                                                                   -------------
TRANSPORTATION SERVICES (1.2%)
  PACCAR Inc.                                         34,033           1,970,851
  United Parcel                                       53,185           3,997,916
                                                                   -------------
                                                                       5,968,767
                                                                   -------------
U.S. AGENCY (1.2%)
  Federal Association National Mortgage               59,606           4,253,484
  Federal Home Loan Mortgage Corp.                    31,633           2,002,369
                                                                   -------------
                                                                       6,255,853
                                                                   -------------

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                  JUNE 30, 2004

                                                     NO. OF            FAIR
                                                     SHARES            VALUE
                                                   ----------      -------------
UTILITIES (2.0%)
  Amern Corp.                                         62,542       $   2,001,344
  Constellation Energy Group                          46,830           1,774,857
  Edison International                                46,592           1,191,357
  Exelon Corp.                                        56,416           1,878,089
  FirstEnergy Corp.                                   53,191           1,989,875
  Public Service Enterprises                          13,294             532,159
  Southern Co.                                        27,360             797,544
                                                                   -------------
                                                                      10,165,225
                                                                   -------------

TOTAL COMMON STOCKS
  (COST $455,270,975)                                                498,318,994
                                                                   -------------

                                                  PRINCIPAL
                                                   AMOUNT
                                                -----------
SHORT-TERM INVESTMENTS (3.4%)
COMMERCIAL PAPER (3.1%)
  American Express Credit Corp.,
    Due July 9, 2004                            $  3,000,000           2,998,989
  American General Financial Corp.,
    Due July 13, 2004                              1,296,000           1,295,378
  Clipper Receivables Corp.,
    Due July 1, 2004                               5,037,000           5,037,000
  DE Funding Corp.,
    Due July 8, 2004                               1,705,000           1,704,487
  Windmill Funding Corp.,
    Due July 8, 2004                               4,899,000           4,897,525

                                                                   -------------
                                                                      15,933,379
                                                                   -------------
U.S. TREASURY (0.3%)
  United States of America Treasury
    1.00% due August 5, 2004 (B)                   1,550,000           1,548,218
                                                                   -------------

TOTAL SHORT-TERM
  INVESTMENTS (COST $17,482,849)                                      17,481,597
                                                                   -------------

                                                  NOTIONAL
                                                    VALUE
                                                ------------

FUTURES CONTRACTS (0.0%)
S&P 500 Stock Index,
  Exp. September, 2004 (C)                      $ 14,255,000                  --
                                                                   -------------

TOTAL INVESTMENTS (100%)
  (COST $472,753,824) (D)                                          $ 515,800,591
                                                                   =============

NOTES

(A)   Non-income Producing Security.

(B) Par value of $1,400,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 1 to the financial statements, it is Account GIS's practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Account GIS uses futures contracts as a substitute for holding individual securities.

(D) At June 30, 2004, net unrealized appreciation for all securities was $43,046,767. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $70,606,671 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $27,559,904.

                        See Notes to Financial Statements

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                  JUNE 30, 2004

ASSETS:
  Investment securities, at fair value (cost $102,219,454) .....    $102,611,982
  Cash .........................................................             885
  Receivables:
    Interest ...................................................       1,183,533
    Investment securities sold .................................         988,843
    Purchase payments and transfers from other funding options .          22,822
  Other assets .................................................           9,187
                                                                    ------------

      Total Assets .............................................     104,817,252
                                                                    ------------

LIABILITIES:
  Payables:
    Contract surrenders and transfers to other funding options .          41,654
    Investment management and advisory fees ....................           4,627
    Insurance charges ..........................................          16,613
  Accrued liabilities ..........................................          14,071
                                                                    ------------

      Total Liabilities ........................................          76,965
                                                                    ------------

NET ASSETS:                                                         $104,740,287
                                                                    ============

                        See Notes to Financial Statements

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2004

INVESTMENT INCOME:
  Interest ..........................................................                  $ 2,372,343

EXPENSES:
  Investment management and advisory fees ...........................   $   175,071
  Insurance charges .................................................       639,947
                                                                        -----------

    Total expenses ..................................................                      815,018
                                                                                       -----------

      Net investment income (loss) ..................................                    1,557,325
                                                                                       -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ........................    56,183,137
    Cost of investment securities sold ..............................    56,030,016
                                                                        -----------

      Net realized gain (loss) ......................................                      153,121

  Change in unrealized gain (loss) on investment securities:
    Unrealized gain (loss) at June 30, 2004 .........................       392,528
    Unrealized gain (loss) at December 31, 2003 .....................     2,333,354
                                                                        -----------

      Net change in unrealized gain (loss) for the period ...........                   (1,940,826)
                                                                                       -----------

        Net realized gain (loss) and change in unrealized gain (loss)                   (1,787,705)
                                                                                       -----------

Net increase (decrease) in net assets resulting from operations .....                  $  (230,380)
                                                                                       ===========

                        See Notes to Financial Statements

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS
                                                                                  ENDED           YEAR ENDED
                                                                                 JUNE 30,        DECEMBER 31,
                                                                                   2004              2003
                                                                                   ----              ----
                                                                               (UNAUDITED)
OPERATIONS:
  Net investment income (loss) ...........................................     $  1,557,325      $  3,870,307
  Net realized gain (loss) from investment security transactions .........          153,121        (3,387,271)
  Net change in unrealized gain (loss) on investment securities ..........       (1,940,826)        9,169,643
                                                                               ------------      ------------

    Net increase (decrease) in net assets resulting from operations ......         (230,380)        9,652,679
                                                                               ------------      ------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 368,854 and 747,578 units, respectively) ..............        2,567,478         5,016,359
  Participant transfers from other funding options
    (applicable to 299,500 and 2,091,858 units, respectively) ............        2,084,536        14,023,583
  Administrative charges
    (applicable to 5,733 and 12,788 units, respectively) .................          (39,762)          (88,426)
  Contract surrenders
    (applicable to 878,118 and 2,007,854 units, respectively) ............       (6,171,317)      (13,546,840)
  Participant transfers to other funding options
    (applicable to 615,768 and 2,177,370 units, respectively) ............       (4,286,118)      (14,621,732)
  Other payments to participants
    (applicable to 90,205 and 169,426 units, respectively) ...............         (637,795)       (1,169,671)
                                                                               ------------      ------------

    Net increase (decrease) in net assets resulting from unit transactions       (6,482,978)      (10,386,727)
                                                                               ------------      ------------

      Net increase (decrease) in net assets ..............................       (6,713,358)         (734,048)

NET ASSETS:
  Beginning of period ....................................................      111,453,645       112,187,693
                                                                               ------------      ------------

  End of period ..........................................................     $104,740,287      $111,453,645
                                                                               ============      ============

                        See Notes to Financial Statements

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.    SIGNIFICANT ACCOUNTING POLICIES

      The Travelers Quality Bond Account for Variable Annuities ("Account QB") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account QB is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

      The following is a summary of significant accounting policies consistently followed by Account QB in the preparation of its financial statements.

      SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

      When market quotations are not considered to be readily available for long-term corporate bonds and notes, such investments are generally stated at fair value on the basis of valuations furnished by a pricing service. These valuations are determined for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities, which are generally recognized by institutional traders. Securities, including restricted securities, for which pricing services are not readily available, are valued by management at prices which it deems, in good faith, to be fair value.

      Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost, which approximates fair value.

      SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

      FUTURES CONTRACTS. Account QB may use interest rate futures contracts as a substitute for the purchase or sale of individual securities. When Account QB enters into a futures contract, it agrees to buy or sell specified debt securities at a future time for a fixed price, unless the contract is closed prior to expiration. Account QB is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

      It is Account QB's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

      Futures contracts purchased by Account QB are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account QB holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the debt securities associated with the futures contract.

      REPURCHASE AGREEMENTS. When Account QB enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account QB plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account QB securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account QB monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account QB's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account QB at June 30, 2004.

      FEDERAL INCOME TAXES. The operations of Account QB form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account QB. Account QB is not taxed as a "regulated investment company" under Subchapter M of the Code.

      OTHER. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    INVESTMENTS

      The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities) were $15,322,770 and $18,422,174, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $39,341,583 and $37,760,964, respectively, for the six months ended June 30, 2004. Realized gains and losses from investment security transactions are reported on an identified cost basis.

3.    CONTRACT CHARGES

      Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Account QB's average net assets. These fees are paid to Travelers Asset Management International Company, LLC, an indirect wholly owned subsidiary of Citigroup Inc.

      Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.0017% for contracts issued prior to May 16, 1983 and 1.25% on an annual basis for contracts issued on or after May 16, 1983.

      For certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

      On contracts issued prior to May 16, 1983, The Company retained from Account QB sales charges of $1,843 and $4,296 for the six months ended June 30, 2004 and the year ended December 31, 2003, respectively. The Company generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent deferred sales charges of $26,244 and $58,765 for the six months ended June 30, 2004 and the year ended December 31, 2003, respectively.

4.    NET ASSETS HELD ON BEHALF OF AN AFFILIATE

      Approximately $102,000 and $115,000 of the net assets of Account QB were held on behalf of an affiliate of The Company as of June 30, 2004 and December 31, 2003, respectively. Transactions with this affiliate during the six months ended June 30, 2004 and the year ended December 31, 2003, were comprised of participant purchase payments of approximately $4,000 and $71,000 and contract surrenders of approximately $17,000 and $98,000, respectively.

5.    NET CONTRACT OWNERS' EQUITY

                                                                                             JUNE 30, 2004
                                                                           --------------------------------------------------
                                                                                                 UNIT                NET
                                                                               UNITS             VALUE              ASSETS
                                                                               -----             -----              ------
Accumulation phase of contracts issued prior to May 16, 1983 ...........      3,921,897         $ 7.271          $ 28,519,545
Annuity phase of contracts issued prior to May 16, 1983 ................         38,389           7.271               279,160
Accumulation phase of contracts issued on or after May 16, 1983 ........     11,000,390           6.898            75,895,469
Annuity phase of contracts issued on or after May 16, 1983 .............          6,684           6.898                46,113
                                                                                                                 ------------

Net Contract Owners' Equity ...........................................................................          $104,740,287
                                                                                                                 ============

6.    SUPPLEMENTARY INFORMATION
      (Selected data for a unit outstanding throughout each period.)

Contracts issued prior to May 16, 1983                            SIX
                                                                 MONTHS
                                                                 ENDED                 FOR THE YEARS ENDED DECEMBER 31,
                                                                JUNE 30,         (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                                --------    -------------------------------------------------------
                                                                  2004        2003       2002        2001         2000        1999
                                                                  ----        ----       ----        ----         ----        ----
SELECTED PER UNIT DATA:
  Total investment income ...................................   $  .159     $  .345    $  .381     $  .421      $  .446     $  .393
  Operating expenses ........................................      .048        .093       .086        .089         .081        .080
                                                                -------     -------    -------     -------      -------     -------

  Net investment income (loss) ..............................      .111        .252       .295        .332         .365        .313

  Unit value at beginning of period .........................     7.281       6.674      6.608       6.335        6.055       5.994
  Net realized and change in unrealized gains (losses) ......     (.121)       .355      (.229)      (.059)       (.085)      (.252)
                                                                -------     -------    -------     -------      -------     -------

  Unit value at end of period ...............................   $ 7.271     $ 7.281    $ 6.674     $ 6.608      $ 6.335     $ 6.055
                                                                =======     =======    =======     =======      =======     =======

SIFICANT RATIOS AND ADDITIONAL DATA:
  Net increase (decrease) in unit value .....................   $  (.01)    $   .61    $   .07     $   .27      $   .28     $   .06
  Ratio of operating expenses to average net assets .........      1.33% *     1.33%      1.33%       1.33%        1.33%       1.33%
  Ratio of net investment income (loss) to average net assets      3.05% *     3.58%      4.56%       4.99%        5.93%       5.22%
  Number of units outstanding at end of period (thousands) ..     3,960       4,207      4,684       5,194        5,491       6,224
  Portfolio turnover rate ...................................        53%        139%       113%        166%         105%        340%

Contracts issued on or after May 16, 1983                         SIX
                                                                 MONTHS
                                                                 ENDED                 FOR THE YEARS ENDED DECEMBER 31,
                                                                JUNE 30,         (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                                --------    -------------------------------------------------------
                                                                  2004        2003       2002        2001         2000        1999
                                                                  ----        ----       ----        ----         ----        ----
SELECTED PER UNIT DATA:
  Total investment income ...................................   $  .151     $  .328    $  .363     $  .402      $  .427     $  .378
  Operating expenses ........................................      .055        .105       .097        .101         .092        .091
                                                                -------     -------    -------     -------      -------     -------

  Net investment income (loss) ..............................      .096        .223       .266        .301         .335        .287

  Unit value at beginning of period .........................     6.917       6.356      6.309       6.063        5.810       5.765
  Net realized and change in unrealized gains (losses) ......     (.115)       .338      (.219)      (.055)       (.082)      (.242)
                                                                -------     -------    -------     -------      -------     -------

  Unit value at end of period ...............................   $ 6.898     $ 6.917    $ 6.356     $ 6.309      $ 6.063     $ 5.810
                                                                =======     =======    =======     =======      =======     =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
  Net increase (decrease) in unit value .....................   $  (.02)    $   .56    $   .05     $   .25      $   .25     $   .04
  Ratio of operating expenses to average net assets .........      1.57% *     1.57%      1.57%       1.57%        1.57%       1.57%
  Ratio of net investment income (loss) to average net assets      2.80% *     3.33%      4.31%       4.74%        5.69%       4.97%
  Number of units outstanding at end of period (thousands) ..    11,007      11,682     12,733      15,116       14,045      17,412
  Portfolio turnover rate ...................................        53%        139%       113%        166%         105%        340%

*     Annualized

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2004

                                                                                            PRINCIPAL           FAIR
                                                                                             AMOUNT             VALUE
                                                                                          ------------      ------------
BONDS (76.4%)

AIRLINES (0.5%)
  Delta Airlines Inc., 9.25% Debentures, 2007.....................................        $    675,233      $    476,039
                                                                                                            ------------

ASSET BACKED SECURITIES (6.0%)
  CA Infrastructure, 6.42% Debentures, 2008.......................................             786,719           821,458
  Chase Funding Mortgage Loan Asset Backed Certificate, 5.83% Debentures, 2032....             500,000           520,557
  Daimler Chrysler Auto, 4.63% Debentures, 2006...................................           1,324,763         1,343,972
  Discover Card Mt, 6.05% Debentures, 2008........................................           1,100,000         1,155,392
  Ford Credit Auto Owner Trust, 4.75% Debentures, 2006............................           1,400,000         1,431,468
  Toyota Auto Recovery Owner Trust, 2.65% Debentures, 2006........................             906,113           909,456
                                                                                                            ------------
                                                                                                               6,182,303
                                                                                                            ------------
AUTOMOTIVE (1.7%)
  Daimler Chrysler NA Holdings, 4.05% Debentures, 2008............................           1,130,000         1,108,983
  Lear Corp., 7.96% Debentures, 2005..............................................             600,000           625,763
                                                                                                            ------------
                                                                                                               1,734,746
                                                                                                            ------------
BANKING (4.4%)
  ABN AMRO Holding ADS, 1.25% Debentures, 2007....................................             920,000           921,708
  Capital One Financial, 5.00% Debentures, 2009...................................             520,000           522,053
  Credit Suisse First Boston Corp., 6.13% Debentures, 2011........................             300,000           316,226
  Fleet Financial Group, 7.13% Debentures, 2006...................................           1,250,000         1,341,226
  Huntington National Bank, 4.65% Debentures, 2009................................             400,000           401,502
  U.S. Bancorp NA MN, 2.87% Debentures, 2007......................................           1,000,000           983,467
                                                                                                            ------------
                                                                                                               4,486,182
                                                                                                            ------------
BROKERAGE (3.7%)
  Goldman Sachs Group Inc., 4.75% Debentures, 2013................................           1,100,000         1,035,199
  Lehman Brothers Holdings, Inc., 4.80% Debentures, 2014..........................             700,000           655,709
  Merrill Lynch & Co. Inc., 3.38% Debentures, 2007................................             700,000           693,500
  Morgan Stanley, 4.75% Debentures, 2014..........................................             900,000           831,938
  Morgan Stanley, 6.60% Debentures, 2012..........................................             500,000           539,102
                                                                                                            ------------
                                                                                                               3,755,448
                                                                                                            ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (4.3%)
  Credit Suisse First Boston Corp., Debentures, 2036..............................           1,000,000           971,079
  LB UBS Commercial Mortgage Trust, 3.09% Debentures, 2027........................           1,000,000           961,812
  LB UBS Commercial Mortgage Trust, 4.57% Debentures, 3031........................           1,000,000           945,106
  LB UBS Commercial Mortgage Trust, 4.85% Debentures, 3031........................             670,000           657,556
  Wachovia Bank Commercial Mortgage, 4.96% Debentures, 2035.......................             900,000           901,320
                                                                                                            ------------
                                                                                                               4,436,873
                                                                                                            ------------
CONGLOMERATES (2.0%)
  General Electric Capital Corp., 5.45% Debentures, 2013..........................           1,000,000         1,015,621
  Tyco International, 6.13% Debentures, 2008......................................           1,000,000         1,064,887
                                                                                                            ------------
                                                                                                               2,080,508
                                                                                                            ------------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                  JUNE 30, 2004

                                                                                            PRINCIPAL           FAIR
                                                                                             AMOUNT             VALUE
                                                                                          ------------      ------------
CONSUMER (0.3%)
  Sealed Air, 5.63% Debentures, 2013 (A)..........................................        $    300,000      $    296,864
                                                                                                            ------------

DEFENSE (2.0%)
  Northrop Grumman Corp., 8.63% Debentures, 2004..................................           2,000,000         2,036,442
                                                                                                            ------------

FINANCE (4.3%)
  Countrywide Home Loan, 4.00% Debentures, 2011...................................             610,000           569,768
  Ford Motor Credit Co., 6.88% Debentures, 2006...................................           1,000,000         1,049,288
  Ford Motor Credit Co., 7.00% Debentures, 2013...................................             700,000           707,818
  General Motors Acceptance Corp., 7.25% Debentures, 2011.........................             650,000           683,095
  Household Financial Corp., 6.38% Debentures, 2012...............................           1,400,000         1,486,813
                                                                                                            ------------
                                                                                                               4,496,782
                                                                                                            ------------

HOME CONSTRUCTION (0.5%)
  M.D.C. Holdings, 5.50% Debentures, 2013.........................................             500,000           485,476
                                                                                                            ------------

INDEPENDENT ENERGY (1.1%)
  Anadarko Petroleum, 6.75% Debentures, 2011......................................             400,000           440,556
  Cooper Cameron , 2.65% Debentures, 2007.........................................             200,000           194,143
  Devon Energy, 6.88% Debentures, 2011 (A)........................................             500,000           545,109
                                                                                                            ------------
                                                                                                               1,179,808
                                                                                                            ------------
INSURANCE (1.8%)
  Massachusetts Mutual Life, 2.55% Debentures, 2008 (A)...........................             900,000           848,556
  New York Life, 5.38% Debentures, 2013 (A).......................................           1,000,000         1,005,795
                                                                                                            ------------
                                                                                                               1,854,351
                                                                                                            ------------
MEDIA CABLE (7.3%)
  AOL Time Warner Inc., 6.15% Debentures, 2007....................................           2,400,000         2,542,766
  Comcast Cable Communications, 8.50% Debentures, 2027............................             500,000           607,149
  Cox Enterprises Inc., 7.88% Debentures, 2010 (A)................................           3,800,000         4,324,674
                                                                                                            ------------
                                                                                                               7,474,589
                                                                                                            ------------
MEDIA NON-CABLE (1.3%)
  Clear Channel Communications Inc., 4.40% Debentures, 2011.......................             200,000           189,178
  Liberty Media Corp., 3.02% Debentures, 2006.....................................           1,100,000         1,120,658
                                                                                                            ------------
                                                                                                               1,309,836
                                                                                                            ------------
NATURAL GAS PIPELINE (3.3%)
  Duke Energy Field Service, 7.50% Debentures, 2005...............................             500,000           525,088
  Southern California Gas Co., 4.38% Debentures, 2011.............................             400,000           391,839
  Transcontinental Gas Pipeline, 6.13% Debentures, 2005...........................           2,400,000         2,448,000
                                                                                                            ------------
                                                                                                               3,364,927
                                                                                                            ------------
PAPER (0.7%)
  International Paper, 5.50% Debentures, 2014.....................................             700,000           686,531
                                                                                                            ------------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                  JUNE 30, 2004

                                                                                            PRINCIPAL           FAIR
                                                                                             AMOUNT             VALUE
                                                                                          ------------      ------------
PHARMACEUTICALS (1.1%)
  Wyeth, 5.50% Debentures, 2014...................................................        $  1,200,000      $  1,148,710
                                                                                                            ------------

REAL ESTATE (8.1%)

  Canada Mortgage & Housing Corp., 3.38% Debentures, 2008.........................           1,000,000           983,013
  iStar Financial, 6.00% Debentures, 2010.........................................             240,000           239,700
  Nationwide Health Properties Inc., 6.90% Debentures, 2037.......................           4,500,000         4,562,716
  Post Apartment Homes LP, 6.85% Debentures, 2005.................................           2,510,000         2,558,400
                                                                                                            ------------
                                                                                                               8,343,829
                                                                                                            ------------
RETAIL (2.3%)
  Wal-Mart Stores Inc., 4.55% Debentures, 2013....................................           2,500,000         2,412,877
                                                                                                            ------------

SUPERMARKETS (1.1%)
  Fred Meyer Inc., 7.45% Debentures, 2008.........................................           1,000,000         1,110,575
                                                                                                            ------------

TELECOMMUNICATIONS (3.3%)
  Deutsche Telekom AG, 8.25% Debentures, 2005.....................................           1,100,000         1,156,834
  Sprint Capital Corp., 6.13% Debentures, 2008....................................             720,000           757,528
  Telecom Italia S.p.A., 5.25% Debentures, 2013 (A)...............................           1,500,000         1,454,410
                                                                                                            ------------
                                                                                                               3,368,772
                                                                                                            ------------
TOBACCO (0.9%)
  Altria Group, 5.63% Debentures, 2008............................................             900,000           904,777
                                                                                                            ------------

U.S. AGENCY (5.6%)
  Federal Association National Mortgage, 1.75% Debentures, 2006...................           1,300,000         1,269,697
  Federal Association National Mortgage, 2.00% Debentures, 2007...................           1,400,000         1,390,402
  Federal Association National Mortgage, 6.00% Debentures, 2011...................           2,200,000         2,365,425
  Federal Home Loan Mortgage Corp., 2.90% Debentures, 2019........................             700,000           695,001
                                                                                                            ------------
                                                                                                               5,720,525
                                                                                                            ------------
UTILITIES (8.8%)
  National Rural Utilities Co-Op, 4.75% Debentures, 2014..........................             600,000           577,381
  Pepco Holdings Inc., 5.50% Debentures, 2007.....................................           1,600,000         1,652,926
  Progress Energy Inc., 6.05% Debentures, 2007....................................           2,700,000         2,848,252
  PSEG Energy Holdings, 8.63% Debentures, 2008....................................             450,000           486,000
  SCANA Corp., 1.70% Debentures, 2006.............................................           1,000,000         1,001,208
  SP Powerassets Ltd., 5.00% Debentures, 2013.....................................             900,000           877,930
  TransAlta Corp., 5.75% Debentures, 2013.........................................             400,000           396,770
  Xcel Energy Inc., 3.40% Debentures, 2008 (A)....................................           1,200,000         1,159,366
                                                                                                            ------------
                                                                                                               8,999,833
                                                                                                            ------------
TOTAL BONDS
  (COST $77,765,363)..............................................................                            78,347,603
                                                                                                            ------------

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                                  JUNE 30, 2004

                                                                                            PRINCIPAL           FAIR
                                                                                             AMOUNT             VALUE
                                                                                          ------------      ------------
UNITED STATES GOVERNMENT SECURITIES (21.8%)
  United States of America Treasury, 3.13% Debentures, 2008.......................        $  4,500,000      $  4,417,209
  United States of America Treasury, 3.38% Debentures, 2008.......................           1,130,000         1,117,995
  United States of America Treasury, 3.50% Debentures, 2006.......................           3,075,000         3,115,722
  United States of America Treasury, 4.75% Debentures, 2014.......................           6,010,000         6,074,565
  United States of America Treasury, 5.00% Debentures, 2011.......................           1,250,000         1,305,323
  United States of America Treasury, 5.88% Debentures, 2005.......................           6,060,000         6,348,565
                                                                                                            ------------

TOTAL UNITED STATES GOVERNMENT SECURITIES
  (COST $22,569,091)..............................................................                            22,379,379
                                                                                                            ------------

SHORT-TERM INVESTMENTS (1.8%)
COMMERCIAL PAPER (1.8%)...........................................................
  Clipper Receivables Corp., Debentures, 2004.....................................           1,885,000         1,885,000
                                                                                                            ------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,885,000)....................................                             1,885,000
                                                                                                            ------------

TOTAL INVESTMENTS (100%)
  (COST $102,219,454) (B).........................................................                          $102,611,982
                                                                                                            ============

NOTES

(A)   Restricted Security.

(B) At June 30, 2004 net unrealized appreciation for all securities was $392,528. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $1,734,012 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $1,341,484.

                        See Notes to Financial Statements

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                  JUNE 30, 2004

ASSETS:
  Investment securities, at fair value (cost $76,560,320) .......    $76,556,185
  Cash ..........................................................        202,709
  Receivables:
    Interest ....................................................          3,420
    Purchase payments and transfers from other funding options ..         52,584
  Other assets ..................................................          2,676
                                                                     -----------

      Total Assets ..............................................     76,817,574
                                                                     -----------


LIABILITIES:
  Payables:
    Contract surrenders and transfers to other funding options ..        172,946
    Investment management and advisory fees .....................          3,392
    Insurance charges ...........................................         13,114
                                                                     -----------

      Total Liabilities .........................................        189,452
                                                                     -----------

NET ASSETS:                                                          $76,628,122
                                                                     ===========

                        See Notes to Financial Statements

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2004

INVESTMENT INCOME:
  Interest ......................................................                 $ 427,170

EXPENSES:
  Investment management and advisory fees .......................    $ 131,867
  Insurance charges .............................................      509,717
                                                                     ---------

    Total expenses ..............................................                   641,584
                                                                                  ---------

      Net investment income (loss) ..............................                  (214,414)
                                                                                  ---------

  Net increase (decrease) in net assets resulting from operations                 $(214,414)
                                                                                  =========

                        See Notes to Financial Statements

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 SIX MONTHS
                                                                                   ENDED          YEAR ENDED
                                                                                  JUNE 30,       DECEMBER 31,
                                                                                    2004             2003
                                                                                    ----             ----
                                                                                (UNAUDITED)
OPERATIONS:
  Net investment income (loss) ...........................................    $    (214,414)    $    (453,301)
                                                                              -------------     -------------

    Net increase (decrease) in net assets resulting from operations ......         (214,414)         (453,301)
                                                                              -------------     -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 1,607,009 and 3,738,508 units, respectively) ..........        4,386,754        10,242,509
  Participant transfers from other funding options
    (applicable to 9,820,008 and 37,539,587 units, respectively) .........       26,808,056       102,847,832
  Administrative charges
    (applicable to 19,150 and 47,013 units, respectively) ................          (52,211)         (128,680)
  Contract surrenders
    (applicable to 4,259,703 and 10,956,438 units, respectively) .........      (11,627,212)      (30,017,360)
  Participant transfers to other funding options
    (applicable to 11,594,143 and 48,091,621 units, respectively) ........      (31,653,079)     (131,747,666)
  Other payments to participants
    (applicable to 45,319 and 335,989 units, respectively) ...............         (124,429)         (922,085)
                                                                              -------------     -------------

    Net increase (decrease) in net assets resulting from unit transactions      (12,262,121)      (49,725,450)
                                                                              -------------     -------------

      Net increase (decrease) in net assets ..............................      (12,476,535)      (50,178,751)

NET ASSETS:
  Beginning of period ....................................................       89,104,657       139,283,408
                                                                              -------------     -------------

  End of period ..........................................................    $  76,628,122     $  89,104,657
                                                                              =============     =============

                        See Notes to Financial Statements

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.    SIGNIFICANT ACCOUNTING POLICIES

      The Travelers Money Market Account for Variable Annuities ("Account MM") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account MM is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

      The following is a summary of significant accounting policies consistently followed by Account MM in the preparation of its financial statements.

      SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

      Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

      SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

      REPURCHASE AGREEMENTS. When Account MM enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account MM plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account MM securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account MM monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account MM's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account MM at June 30, 2004.

      FEDERAL INCOME TAXES. The operations of Account MM form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account MM. Account MM is not taxed as a "regulated investment company" under Subchapter M of the Code.

      OTHER. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    CONTRACT CHARGES

      Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Account MM's average net assets. These fees are paid to Travelers Asset Management International Company, LLC, an indirect wholly owned subsidiary of Citigroup Inc.

      Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.0017% for contracts issued prior to May 16, 1983 and 1.25% on an annual basis for contracts issued on or after May 16, 1983.

      For certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

      The Company assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent sales charges of $97,911 and $243,226 for the six months ended June 30, 2004 and the year ended December 31, 2003, respectively.

3.    NET ASSETS HELD ON BEHALF OF AN AFFILIATE

      Approximately $1,088,000 and $1,185,000 of the net assets of Account MM were held on behalf of an affiliate of The Company as of June 30, 2004 and December 31, 2003, respectively. Transactions with this affiliate during the six months ended June 30, 2004 and the year ended December 31, 2003, were comprised of participant purchase payments of approximately $346,000 and $523,000 and contract surrenders of approximately $441,000 and $1,541,000, respectively.

4.    NET CONTRACT OWNERS' EQUITY

                                                                                             JUNE 30, 2004
                                                                        ---------------------------------------------------------

                                                                                                  UNIT                    NET
                                                                            UNITS                VALUE                  ASSETS
                                                                            -----                -----                  ------
Accumulation phase of contracts issued prior to May 16, 1983 .........       24,204             $ 2.873              $     69,542
Annuity phase of contracts issued prior to May 16, 1983 ..............       10,666               2.873                    30,644
Accumulation phase of contracts issued on or after May 16, 1983 ......   27,996,446               2.726                76,321,672
Annuity phase of contracts issued on or after May 16, 1983 ...........       75,662               2.726                   206,264
                                                                                                                     ------------

Net Contract Owners' Equity ...........................................................................              $ 76,628,122
                                                                                                                     ============

5.    SUPPLEMENTARY INFORMATION
      (Selected data for a unit outstanding throughout each period.)

Contracts issued prior to May 16, 1983                            SIX
                                                                MONTHS
                                                                 ENDED                  FOR THE YEARS ENDED DECEMBER 31,
                                                                JUNE 30,          (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                                --------    -------------------------------------------------------
                                                                  2004        2003       2002        2001         2000        1999
                                                                  ----        ----       ----        ----         ----        ----
SELECTED PER UNIT DATA:
  Total investment income ...................................   $  .015     $  .033    $  .051     $  .120      $  .174     $  .135
  Operating expenses ........................................      .019        .038       .038        .037         .037        .034
                                                                -------     -------    -------     -------      -------     -------

  Net investment income (loss) ..............................     (.004)      (.005)      .013        .083         .137        .101

  Unit value at beginning of period .........................     2.877       2.882      2.869       2.786        2.649       2.548
                                                                -------     -------    -------     -------      -------     -------

  Unit value at end of period ...............................   $ 2.873     $ 2.877    $ 2.882     $ 2.869      $ 2.786     $ 2.649
                                                                =======     =======    =======     =======      =======     =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
  Net increase (decrease) in unit value .....................   $  (.00)    $  (.01)   $   .01     $   .08      $   .14     $   .10
  Ratio of operating expenses to average net assets .........      1.33%*      1.33%      1.33%       1.33%        1.33%       1.33%
  Ratio of net investment income (loss) to average net assets     (0.27)%*    (0.16)%     0.46%       2.89%        5.09%       3.87%
  Number of units outstanding at end of period (thousands) ..        35          39         49          60           70          80

Contracts issued on or after May 16, 1983                        SIX
                                                                MONTHS
                                                                 ENDED                  FOR THE YEARS ENDED DECEMBER 31,
                                                                JUNE 30,          (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                                --------    -------------------------------------------------------
                                                                  2004        2003       2002        2001         2000        1999
                                                                  ----        ----       ----        ----         ----        ----
SELECTED PER UNIT DATA:
  Total investment income ...................................   $  .014     $  .032    $  .048     $  .114      $  .167     $  .130
  Operating expenses ........................................      .021        .043       .043        .042         .041        .039
                                                                -------     -------    -------     -------      -------     -------

  Net investment income (loss) ..............................     (.007)      (.011)      .005        .072         .126        .091

  Unit value at beginning of period .........................     2.733       2.744      2.739       2.667        2.541       2.450
                                                                -------     -------    -------     -------      -------     -------

  Unit value at end of period ...............................   $ 2.726     $ 2.733    $ 2.744     $ 2.739      $ 2.667     $ 2.541
                                                                =======     =======    =======     =======      =======     =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
  Net increase (decrease) in unit value .....................   $  (.01)    $  (.01)   $   .01     $   .07      $   .13     $   .09
  Ratio of operating expenses to average net assets .........      1.57%*      1.57%      1.57%       1.57%        1.57%       1.57%
  Ratio of net investment income (loss) to average net assets     (0.52)%*    (0.41)%     0.21%       2.64%        4.84%       3.62%
  Number of units outstanding at end of period (thousands) ..    28,072      32,559     50,702      63,430       55,477      70,545

*     Annualized

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2004

                                                                                      PRINCIPAL               FAIR
                                                                                       AMOUNT                 VALUE
                                                                                   -------------         --------------
SHORT-TERM INVESTMENTS (100%)

COMMERCIAL PAPER (81.3%)
  American Express Credit Corp., due July 1, 2004......................            $   2,361,000         $    2,360,837
  Amsterdam Funding Corp., due July 13, 2004...........................                3,891,000              3,889,132
  Atomium Funding Corp., due July 16, 2004.............................                3,794,000              3,791,777
  Australia & N.Z. Bank ADS, due July 6, 2004..........................                3,847,000              3,846,127
  BMW U.S. Capital Corp., due July 1, 2004.............................                2,130,000              2,130,000
  BMW U.S. Capital Corp., due July 7, 2004.............................                1,648,000              1,647,565
  Capital Receivables Corp., due July 12, 2004.........................                3,551,000              3,549,420
  Deutsche Bank Financials LLC, due July 1, 2004.......................                3,784,000              3,784,000
  E.I. duPont de Nemours & Co., due July 12, 2004......................                2,747,000              2,745,778
  General Electric Capital Corp., due July 14, 2004....................                2,447,000              2,445,740
  General Electric Capital Corp., due July 20, 2004....................                1,360,000              1,359,007
  Goldman Sachs Group Inc., due August 23, 2004........................                3,700,000              3,692,396
  Merrill Lynch & Co., due July 1, 2004................................                3,784,000              3,784,000
  Morgan Stanley Dean Witter & Co., due July 22, 2004..................                1,918,000              1,916,464
  National Australia Banking Inc., due July 1, 2004....................                1,128,000              1,127,922
  Paradigm Funding LLC, due July 12, 2004..............................                3,850,000              3,848,287
  Pfizer Inc., due July 6, 2004........................................                3,545,000              3,544,195
  Royal Bank Of Scotland PLC, due July 6, 2004.........................                1,100,000              1,099,750
  UBS Financial Inc., due July 1, 2004.................................                4,012,000              4,011,723
  Victory Receivables Corp., due July 1, 2004..........................                3,851,000              3,850,734
  Wells Fargo Bank NA, 1.08% due July 6, 2004..........................                3,800,000              3,799,848
                                                                                                         --------------
                                                                                                             62,224,702
                                                                                                         --------------
UNITED STATES AGENCY SECURITIES (18.7%)
  Federal Home Loan, due July 16, 2004.................................                5,630,000              5,627,044
  Federal Home Loan, due July 21, 2004.................................                6,160,000              6,155,688
  Federal Home Loan Mortgage Corp., due July 15, 2004..................                2,550,000              2,548,751
                                                                                                         --------------
                                                                                                             14,331,483
                                                                                                         --------------

TOTAL INVESTMENTS (100%)
  (COST $76,560,320)...................................................                                  $   76,556,185
                                                                                                         ==============

                        See Notes to Financial Statements

                       THE BOARD OF MANAGERS AND OFFICERS

The investments and administration of each of the Accounts are under the direction of the Board of Managers, listed below. Members of the Board of Managers of Accounts GIS, QB, MM, TGIS, TSB and TAS are elected annually by those Contract Owners participating in the Accounts. A majority of the members of the Board of Managers are persons who are not affiliated with The Travelers Insurance Company, TIMCO, TAMIC or their affiliates.

                              BOARD OF MANAGERS(1)

                              R. Jay Gerken, CFA(2)
                                    CHAIRMAN

                            Frances M. Hawk, CFA, CFP

                                  Lewis Mandell

                              Robert E. McGill, III

                                    OFFICERS

                               R. Jay Gerken, CFA
                      CHIEF EXECUTIVE OFFICER AND PRESIDENT

                                Kathleen A. McGah
                             SECRETARY TO THE BOARD

                                Ernest J. Wright
                        ASSISTANT SECRETARY TO THE BOARD

                                 David A. Golino
                          PRINCIPAL ACCOUNTING OFFICER

                                William D. Wilcox
                 CHIEF ANTI-MONEY LAUNDERING COMPLIANCE OFFICER
                           CHIEF COMPLIANCE OFFICER(3)

--------------------------------------------------------------------------------

(1) Mr. Knight Edwards is an Emeritus Manager. An Emeritus Manager is permitted to attend meetings, but has no voting power.

(2) Mr. Gerken is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Salomon Smith Barney, Inc., an indirect wholly owned subsidiary of Citigroup Inc., and his ownership of shares and options to purchase shares of Citigroup Inc., the indirect parent of The Travelers Insurance Company.

(3) As of July 23, 2004

Each Manager and Officer serves until his or her respective successor has been duly elected and qualified.

--------------------------------------------------------------------------------

The  Statement  of  Additional   Information  for  Universal   Annuity  contains
additional information about the Trustees and Officers, and is available without charge, upon request, by calling 1-800-842-9406.

                       This page intentionally left blank

                               INVESTMENT ADVISER

              TRAVELERS ASSET MANAGEMENT INTERNATIONAL COMPANY, LLC
                              Hartford, Connecticut
      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
            THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
            THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES

                             INVESTMENT SUB-ADVISER

                   THE TRAVELERS INVESTMENT MANAGEMENT COMPANY
                              Stamford, Connecticut
      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES

                              INDEPENDENT AUDITORS

                                    KPMG LLP
                              Hartford, Connecticut

                                    CUSTODIAN

                               JPMORGAN CHASE BANK
                               New York, New York

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities or The Travelers Money Market Account for Variable Annuities.

All figures represent past performance and the information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Principal value and investment returns will fluctuate and investors' units may be worth more or less than their original cost

A description of the policies and procedures that the Account uses to determine how to vote proxies relating to portfolio securities is currently available, and, beginning August 31, 2004, information on how the Account voted proxies relating to portfolio securities will be available. You may obtain these materials upon request and without charge by calling the Account (toll-free) at 1-800-842-9406 and by visiting the Securities and Exchange Commission's website at http://www.sec.gov.

VG-137 (Semi-Annual) (6-04) Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

      Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

      Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

      Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

      Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a - 3 (c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

      (b) In the last 90 days, there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 11. EXHIBITS.

      (a)(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

      (b) Certifications pursuant to section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 99.906CERT

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Growth and Income Stock Account For Variable Annuities

Travelers Quality Bond Account For Variable Annuities

Travelers Money Market Account For Variable Annuities


By: /s/ R. Jay Gerken
    R. Jay Gerken
    Chairman of the Board
    Chief Executive Officer
    Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
    Travelers Money Market Account For Variable Annuities

Date 8/26/04

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ R. Jay Gerken
    R. Jay Gerken
    Chairman of the Board
    Chief Executive Officer
    Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
    Travelers Money Market Account For Variable Annuities

Date 8/26/04


By: /s/ David A. Golino
    David A. Golino
    Principal Accounting Officer
    Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
    Travelers Money Market Account For Variable Annuities

Date 8/26/04